UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	JennisonDryden Portfolios

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS 95.1%
Auto Components 0.7%
638,900	Goodyear Tire & Rubber Co. (The)(a)	$4,108,127

Capital Markets 6.5%
431,562	Bank of New York Mellon Corp. (The)	13,037,488
161,000	Goldman Sachs Group, Inc. (The)	12,717,390
577,600	Morgan Stanley(b)	8,519,600
479,300	TD Ameritrade Holding Corp.(a)	6,374,690

		40,649,168

Commercial Banks 0.4%
85,800	SunTrust Banks, Inc.	2,722,434

Commercial Services & Supplies 2.2%
463,660	Waste Management, Inc.	13,538,872

Communications Equipment 1.0%
186,300	QUALCOMM, Inc.	6,254,091

Consumer Finance 1.6%
1,076,600	SLM Corp.(a)(b)	9,915,486

Diversified Consumer Services 4.2%
616,100	Career Education Corp.(a)(b)	11,385,528
777,100	H&R Block, Inc.	14,865,923

		26,251,451

Diversified Financial Services 1.0%
202,100	JPMorgan Chase & Co.	6,398,486

Electric Utilities 1.6%
119,600	Entergy Corp.	10,177,960

Energy Equipment & Services 1.2%
273,800	National-Oilwell Varco, Inc.(a)	7,745,802

Food & Staples Retailing 7.7%
543,800	CVS Caremark Corp.	15,732,134
706,800	Kroger Co. (The)	19,550,088
229,600	Wal-Mart Stores, Inc.(b)	12,830,048

		48,112,270

Food Products 5.6%
375,364	Cadbury PLC, ADR (United Kingdom)	12,758,622
784,700	ConAgra Foods, Inc.	11,574,325
1,553,500	Tyson Foods, Inc. (Class A)	10,423,985

		34,756,932

Healthcare Providers & Services 4.5%
385,000	Aetna, Inc.	8,400,700
262,200	Cardinal Health, Inc.	8,526,744
466,800	Omnicare, Inc.(b)	11,254,548

		28,181,992

Household Products 2.2%
233,200	Kimberly-Clark Corp.	13,476,628

Independent Power Producers & Energy Traders 2.5%
665,600	NRG Energy, Inc.(a)(b)	15,768,064

Insurance 6.0%
230,600	Allstate Corp.	5,866,464
299,300	Axis Capital Holdings Ltd.	7,575,283
2,222	Berkshire Hathaway, Inc. (Class B)(a)	7,774,778
328,600	Loews Corp.	9,000,354
1,490,100	XL Capital Ltd. (Class A)(b)	7,495,203

		37,712,082

Internet & Catalog Retail 0.8%
270,500	HSN, Inc.(a)(b)	1,011,670
1,044,670	Ticketmaster Entertainment, Inc.(a)	4,168,233

		5,179,903

Internet Software & Services 2.8%
1,157,750	IAC/InterActiveCorp.(a)	17,123,122

Media 6.1%
1,363,600	Comcast Corp. (Class A)	23,644,824
805,812	Liberty Global, Inc. (Series C)(a)(b)	11,361,949
13,799,740	Sirius XM Radio, Inc.(a)(b)	2,874,486

		37,881,259

Multi-Utilities 2.4%
322,000	Sempra Energy	15,027,740

Office Electronics 1.2%
1,093,400	Xerox Corp.	7,642,866

Oil, Gas & Consumable Fuels 13.6%
163,500	Devon Energy Corp.	11,827,590
146,500	EOG Resources, Inc.	12,455,430
116,500	Hess Corp.	6,295,660
212,900	Occidental Petroleum Corp.	11,526,406
220,400	Petroleo Brasileiro SA, ADR (Brazil)	4,615,176
299,900	Suncor Energy, Inc.(b)	6,429,856
817,900	The Williams Cos., Inc.	13,266,338
236,629	Trident Resources Corp., Private (Canada) (cost $9,942,621; purchased 3/11/05-1/5/06)(a)(f)(g)	1,907,991
439,200	XTO Energy, Inc.	16,795,008

		85,119,455

Paper & Forest Products 0.5%
2,179,500	Domtar Corp.(a)	3,051,300

Pharmaceuticals 6.2%
806,000	Mylan, Inc.(a)(b)	7,584,460
1,035,200	Schering-Plough Corp.	17,401,712
387,400	Wyeth	13,950,274

		38,936,446

Semiconductors & Semiconductor Equipment 1.2%
1,160,900	Marvell Technology Group Ltd.(a)	6,733,220
2,244,000	Spansion, Inc. (Class A)(a)(b)	561,000

		7,294,220

Software 6.9%
1,053,000	CA, Inc.(b)	17,732,520
382,000	Microsoft Corp.	7,724,040
1,476,000	Symantec Corp.(a)	17,756,280

		43,212,840

Thrifts & Mortgage Finance 1.5%
502,740	People’s United Financial, Inc.	9,587,252

Wireless Telecommunication Services 3.0%
649,600	NII Holdings, Inc.(a)(b)	12,628,224
1,619,625	Sprint Nextel Corp.(b)	4,518,754
1,503,900	Virgin Mobile USA, Inc.(a)(b)	1,503,900

		18,650,878

	TOTAL COMMON STOCKS (cost $844,755,007)	594,477,126

PREFERRED STOCK 1.2%
7,560	Mylan, Inc.	4,460,400
6,530	SLM Corp.(b)	3,134,400

	TOTAL PREFERRED STOCK (cost $7,567,394)	7,594,800

CORPORATE BOND

Principal Amount (000)#
Oil, Gas & Consumable Fuels 0.5%
CAD	8,390	Trident Resources Corp., Note, Private, (Canada) PIK, 8.94%, 08/12/12 (cost $7,981,513; purchased 8/20/07)(f)(g)	3,147,967

Units Warrants
Oil, Gas & Consumable Fuels
	720,366	Trident Resources Corp., Private, (Canada) expiring 1/01/15 (cost $0; purchased 8/20/07)(a)(f)(g)	58

		TOTAL LONG-TERM INVESTMENTS (cost $860,303,914)	605,219,951

Shares
SHORT-TERM INVESTMENT 18.0%
AFFILIATED MONEY MARKET MUTUAL FUND
112,461,216	Dryden Core Investment Fund-Taxable Money Market Series (cost $112,461,216; includes $112,461,216 of cash collateral received for securities on loan)(c)(d)	112,461,216

TOTAL INVESTMENTS(e) 114.8% (cost $972,765,130)(h)	717,681,167
Liabilities in excess of other assets (14.8)%	(92,824,494)

NET ASSETS 100.0%	$624,856,673

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

CAD – Canadian Dollar

PIK – Payment in Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $103,814,830; cash collateral of $112,461,216 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of November 30, 2008, 3 securities valued at $5,056,016 and representing 0.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. These securities were valued using Significant Unobservable Inputs (Level 3, as defined below).
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities is $17,924,134. The aggregate value of $5,056,016 is approximately 0.8% of net assets.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$991,821,031	$13,039,825	$(287,179,689)	$(274,139,864)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$712,625,151	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	5,056,016	—

Total	$717,681,167	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 08/31/08	$15,782,371
Realized gain (loss)	(10,816,569)
Change in unrealized appreciation (depreciation)	2,452,484
Net purchases (sales)	(2,362,270)
Transfers in and/or out of Level 3	—

Balance as of 11/30/08	$5,056,016

Dryden US Equity Active Extension Fund

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 117.8%
COMMON STOCKS
Aerospace/Defense 3.5%
1,700	Argon ST, Inc.(a)	$33,303
3,800	Boeing Co.	161,994
1,200	Honeywell International, Inc.	33,432
3,000	Lockheed Martin Corp.	231,330
3,800	Northrop Grumman Corp.	155,610
4,700	Raytheon Co.	229,360
1,100	United Technologies Corp.	53,383

		898,412

Air Freight & Logistics 0.2%
5,600	UTi Worldwide, Inc.	60,032

Auto Components 0.3%
4,600	Johnson Controls, Inc.	81,236

Beverages 2.3%
5,400	Coca-Cola Co.(The)	253,098
12,000	Coca-Cola Enterprises, Inc.	110,160
4,500	PepsiAmericas, Inc.	75,420
2,700	PepsiCo, Inc.	153,090

		591,768

Biotechnology 2.3%
900	Alkermes, Inc.(a)	6,642
6,300	Amgen, Inc.(a)	349,902
2,700	Biogen Idec, Inc.(a)	114,237
600	Cephalon, Inc.(a)	44,088
1,800	Martek Biosciences Corp.	50,310
600	OSI Pharmaceuticals, Inc.(a)	22,320

		587,499

Building Products 0.2%
3,200	Aaon, Inc.	60,928

Capital Markets 1.5%
4,400	Charles Schwab Corp.(The)	80,652
2,000	Goldman Sachs Group, Inc.(The)	157,980
2,100	Investment Technology Group, Inc.(a)	35,133
4,500	Morgan Stanley	66,375
1,900	OptionsXpress Holdings, Inc.	26,771
600	Raymond James Financial, Inc.	13,182
500	Riskmetrics Group, Inc.(a)	7,470

		387,563

Chemicals 2.4%
7,900	Dow Chemical Co.(The)	146,545
4,900	E.I. Du Pont de Nemours & Co.	122,794
2,300	Eastman Chemical Co.	75,670
1,300	Interpid Potash, Inc.(a)	24,960
1,100	Lubrizol Corp.	38,632
2,500	Mosaic Co.(The)	75,875
3,000	Olin Corp.	49,140
3,300	OM Group, Inc.(a)	65,109
2,100	Terra Industries, Inc.	30,891

		629,616

Commercial Banks 2.6%
3,300	Bancorpsouth, Inc.	73,392
5,300	BB&T Corp.	158,841
4,900	Fifth Third Bancorp.	46,844
2,200	Huntington Bancshares, Inc.	17,600
2,300	Provident Bankshares Corp.	21,666
12,700	Regions Financial Corp.	129,413
1,400	Wachovia Corp.	7,868
6,100	Wells Fargo & Co.	176,229
800	Zions Bancorp.	25,512

		657,365

Commercial Services & Supplies 0.2%
3,300	Deluxe Corp.	34,716
2,400	Steelcase, Inc. (Class A)	15,480

		50,196

Communications Equipment 3.4%
3,700	Avocent Corp.(a)	69,597
1,100	Brocade Communications Systems, Inc.(a)	3,542
8,600	Cisco Systems, Inc.(a)	142,244
1,900	Corning, Inc.	17,119
4,100	Echostar Corp.(a)	69,987
4,500	Harris Corp.	156,960
5,200	Juniper Networks, Inc.(a)	90,376
1,100	PC-Tel, Inc.	6,644
9,200	QUALCOMM, Inc.	308,844

		865,313

Computers & Peripherals 5.0%
1,900	Apple, Inc.(a)	176,073
7,500	Dell, Inc.(a)	83,775
8,200	Hewlett-Packard Co.	289,296
4,200	International Business Machines Corp.	342,720
2,300	NCR Corp.(a)	34,914
9,800	NetApp, Inc.(a)	132,300
14,100	QLogic Corp.(a)	149,742
1,500	Synaptics, Inc.(a)	32,955
3,000	Western Digital Corp.(a)	36,600

		1,278,375

Construction & Engineering 0.8%
3,200	Fluor Corp.	145,728
500	Jacobs Engineering Group, Inc.(a)	22,385
1,500	Perini Corp.(a)	28,725

		196,838

Construction Materials 0.1%
5,700	Headwaters, Inc.(a)	32,376

Consumer Finance 1.1%
5,700	Capital One Financial Corp.	196,137
5,400	Discover Financial Services	55,242
1,700	First Cash Financial Services, Inc.(a)	26,214

		277,593

Containers & Packaging 0.5%
3,600	Greif, Inc. (Class A)	119,340

Diversified Consumer Services 1.3%
1,700	Apollo Group, Inc. (Class A)(a)	130,628
2,100	ITT Educational Services, Inc.(a)	189,168
1,900	Jackson Hewitt Tax Service, Inc.	24,453

		344,249

Diversified Financial Services 2.2%
12,800	Bank of America Corp.	208,000
21,000	Citigroup, Inc.	174,090
700	Interactive Brokers Group, Inc. (Class A)(a)	12,768
5,300	JPMorgan Chase & Co.	167,798
700	MSCI, Inc.(a)	10,801

		573,457

Diversified Telecommunication Services 4.0%
14,500	AT&T, Inc.	414,120
5,700	CenturyTel, Inc.	151,392
8,800	Verizon Communications, Inc.	287,320
19,600	Windstream Corp.	173,656

		1,026,488

Electric Utilities 3.3%
5,800	American Electric Power Co., Inc.	181,482
1,400	DPL, Inc.	29,148
800	Duke Energy Corp.	12,448
4,900	Edison International	163,660
2,200	Entergy Corp.	187,220
400	FirstEnergy Corp.	23,432
200	ITC Holdings Corp.	8,400
14,900	NV Energy, Inc.	141,252
5,700	Pepco Holdings, Inc.	102,543

		849,585

Electrical Equipment 1.6%
1,200	Acuity Brands, Inc.	32,352
3,700	Emerson Electric Co.	132,793
1,300	Energy Conversion Devices, Inc.(a)	36,374
4,300	Hubbell, Inc. (Class B)	128,570
500	Rockwell Automation, Inc.	15,575
3,500	Thomas & Betts Corp.(a)	66,465

		412,129

Electronic Equipment & Instruments 1.6%
500	Cognex Corp.	6,815
4,300	Daktronics, Inc.	39,173
6,100	Ingram Micro, Inc. (Class A)(a)	65,697
11,100	Jabil Circuit, Inc.	73,038
200	Mettler Toledo International, Inc.(a)	16,450
3,400	Multi-Fineline Electronix, Inc.(a)	35,496
1,200	Trimble Navigation Ltd.(a)	24,432
9,800	Tyco Electronics Ltd.	161,504

		422,605

Energy Equipment & Services 3.2%
3,000	Complete Production Services, Inc.(a)	24,570
300	Diamond Offshore Drilling, Inc.	22,140
2,300	ENSCO International, Inc.	74,543
3,400	Halliburton Co.	59,840
300	Helmerich & Payne, Inc.	7,608
4,400	Noble Corp.	117,876
1,700	Patterson-UTI Energy, Inc.	21,233
2,500	Pride International, Inc.(a)	40,525
2,800	Schlumberger Ltd.	142,072
1,800	SEACOR Holdings, Inc.(a)	119,034
2,000	Superior Energy Services, Inc.(a)	33,700
1,100	Tidewater, Inc.	43,428
3,500	Unit Corp.(a)	100,380
1,900	Willbros Group, Inc.(a)	15,713

		822,662

Food & Staples Retailing 2.5%
7,700	Kroger Co.(The)	212,982
4,000	Safeway, Inc.	87,200
6,300	Wal-Mart Stores, Inc.	352,044

		652,226

Food Products 1.1%
1,600	Bunge Ltd.	67,936
900	ConAgra Food, Inc.	13,275
5,500	Del Monte Foods Co.	32,560
2,200	Diamond Foods, Inc.	66,484
10,200	Sara Lee Corp.	93,636

		273,891

Gas Utilities 0.1%
900	Oneok, Inc.	26,406

Healthcare Equipment & Supplies 2.6%
4,100	Baxter International, Inc.	216,890
500	Becton Dickinson & Co.	31,765
8,100	Boston Scientific Corp.(a)	49,977
800	Cryolife, Inc.(a)	7,280
3,700	Idexx Laboratories, Inc.(a)	114,367
5,800	Medtronic, Inc.	177,016
2,700	Merit Medical Systems, Inc.(a)	39,177
2,200	Somanetics Corp.(a)	38,588
200	St. Jude Medical, Inc.(a)	5,606
200	Synovis Life Technologies, Inc.(a)	2,862

		683,528

Healthcare Providers & Services 2.1%
900	Aetna, Inc.	19,638
3,800	Express Scripts, Inc.(a)	218,538
4,800	Humana, Inc.(a)	145,104
1,100	Psychiatric Solutions, Inc.(a)	27,830
5,700	UnitedHealth Group, Inc.	119,757

		530,867

Hotels, Restaurants & Leisure 1.9%
10,200	Brinker International, Inc.	67,728
100	Carnival Corp.	2,100
8,500	Jack in the Box, Inc.(a)	148,750
4,200	Landry’s Restaurants, Inc.	48,678
2,400	McDonald’s Corp.	141,000
900	Panera Bread Co. (Class A)(a)	39,996
5,600	Starbucks Corp.(a)	50,008

		498,260

Household Durables 0.6%
4,500	Stanley Works (The)	143,055

Household Products 3.9%
2,200	Colgate-Palmolive Co.	143,154
4,300	Kimberly-Clark Corp.	248,497
9,700	Procter & Gamble Co.	624,195

		1,015,846

Independent Power Producers & Energy Traders 0.2%
8,200	AES Corp. (The)(a)	63,058

Industrial Conglomerates 2.3%
1,100	3M Co.	73,623
22,000	General Electric Co.	377,740
7,000	Tyco International Ltd.	146,300

		597,663

Insurance 4.9%
4,500	Allied World Assurance Co. Holdings Ltd.	159,120
1,600	Allstate Corp.	40,704
7,900	American Financial Group, Inc.	161,871
800	American Physicians Capital, Inc.	30,680
600	AON Corp.	27,180
500	Arch Capital Group Ltd.(a)	33,895
2,400	Axis Capital Holdings Ltd.	60,744
3,300	Endurance Specialty Holdings Ltd.	88,836
1,200	Everest Re Group Ltd.	94,152
600	Hartford Financial Services Group, Inc.	5,070
700	Loews Corp.	19,173
1,100	MetLife, Inc.	31,636
2,300	Montpelier Re Holdings Ltd.	31,671
600	PartnerRe Ltd.	41,976
1,100	Platinum Underwriters Holdings Ltd.	33,803
2,600	SeaBright Insurance Holdings, Inc.(a)	27,456
400	Tower Group, Inc.	9,124
5,300	Travelers Cos., Inc.(The)	231,345
4,300	W.R. Berkley Corp.	122,249
1,100	XL Capital Ltd. (Class A)	5,533

		1,256,218

Internet & Catalog Retail 0.4%
840	Home Shopping Network, Inc.(a)	3,142
3,300	Shutterfly, Inc.(a)	22,572
10,100	Stamps.com, Inc.(a)	89,486

		115,200

Internet Software & Services 1.1%
9,500	Earthlink Inc.(a)	63,270
4,700	eBay, Inc.(a)	61,711
200	Google, Inc. (Class A)(a)	58,592
4,350	IAC/InteractiveCorp.(a)	64,337
1,200	Moduslink Global Solutions, Inc.(a)	5,328
6,800	Valueclick, Inc.(a)	41,956

		295,194

IT Services 2.0%
7,300	Accenture Ltd. (Class A)	226,154
100	Alliance Data Systems Corp.(a)	4,331
2,400	Integral Systems, Inc.	57,600
200	Mastercard, Inc. (Class A)	29,060
4,000	Visa, Inc. (Class A)	210,240

		527,385

Leisure Equipment & Products 0.2%
3,000	Jakks Pacific, Inc.(a)	53,700

Life Sciences, Tools & Services 0.7%
600	Albany Molecular Research, Inc.(a)	5,694
1,100	Covance, Inc.(a)	42,988
700	Dionex Corp.(a)	35,903

3,180	Life Technologies Corp.(a)	83,001
100	Techne Corp.	6,201

		173,787

Machinery 1.6%
400	AGCO Corp.(a)	9,848
2,300	Bucyrus International, Inc. (Class A)	44,919
1,500	Columbus McKinnon Corp.(a)	17,580
4,800	Crane Co.	71,136
4,200	Cummins, Inc.	107,436
300	Eaton Corp.	13,902
600	Illinois Tool Works, Inc.	20,472
820	John Bean Technologies Corp.	7,159
2,500	Parker Hannifin Corp.	102,700
2,600	Titan International, Inc.	24,804

		419,956

Media 2.5%
4,900	CBS Corp. (Class B)	32,634
8,100	Comcast Corp. (Class A)	140,454
10,800	DIRECTV Group, Inc.(The)(a)	237,708
5,700	Gannett Co., Inc.	49,647
2,500	Liberty Media Corp. - Entertainment (Series A)(a)	29,675
4,300	Liberty Media Corp. - Capital (Class A)(a)	14,233
8,400	Time Warner, Inc.	76,020
3,000	Walt Disney Co.(The)	67,560

		647,931

Metals & Mining 0.7%
2,800	Century Aluminum Co. (a)	22,820
100	Newmont Mining Corp.	3,365
1,200	Reliance Steel & Aluminum Co.	24,744
8,500	RTI International Metal, Inc.(a)	102,170
1,200	United States Steel Corp.	36,480

		189,579

Multiline Retail 1.3%
400	Big Lots, Inc.(a)	7,008
3,300	J.C. Penney Co., Inc.	62,667
1,300	Kohl’s Corp.(a)	42,458
2,500	Macy’s, Inc.	18,550
5,700	Target Corp.	192,432

		323,115

Multi-Utilities 1.0%
2,400	Ameren Corp.	85,392
1,800	CenterPoint Energy, Inc.	23,274
1,400	CMS Energy Corp.	14,224
200	Dominion Resources, Inc.	7,364
6,400	NiSource, Inc.	77,120
1,000	Sempra Energy	46,670

		254,044

Office Electronics 0.4%
16,200	Xerox Corp.	113,238

Oil, Gas & Consumable Fuels 13.4%
600	Anadarko Petroleum Corp.	24,630
1,400	Apache Corp.	108,220
7,700	Chevron Corp.	608,377
500	Clayton Williams Energy, Inc.(a)	22,960
7,300	ConocoPhillips	383,396
2,600	Devon Energy Corp.	188,084
15,400	Exxon Mobil Corp.	1,234,309
500	Hess Corp.	27,020
2,200	Marathon Oil Corp.	57,596
1,800	Massey Energy Co.	28,116
100	Noble Energy, Inc.	5,228
4,600	Occidental Petroleum Corp.	249,044
600	Overseas Shipholding Group, Inc.	22,236
300	Peabody Energy Corp.	7,029
6,800	Southwestern Energy Co.(a)	233,716
100	Stone Energy Corp.(a)	1,662
1,500	Swift Energy Co.(a)	32,055
5,000	Valero Energy Corp.	91,750
7,700	Williams Cos., Inc.	124,894

		3,450,322

Paper & Forest Products
800	International Paper Co.	9,960

Personal Products
400	Nu Skin Enterprises, Inc. (Class A)	4,304

Pharmaceuticals 8.0%
1,300	Abbott Laboratories	68,107
12,100	Bristol-Myers Squibb Co.	250,470
5,800	Eli Lilly & Co.	198,070
1,500	Endo Pharmaceuticals Holdings(a)	32,985
3,400	Forest Laboratories, Inc.(a)	82,212
5,000	Johnson & Johnson	292,900
12,000	King Pharmaceuticals, Inc.(a)	115,320
4,100	Medicines Co.(a)	52,849
8,700	Merck & Co., Inc.	232,464
27,500	Pfizer, Inc.	451,824
6,800	Schering-Plough Corp.	114,308
12,200	Warner Chilcott Ltd. (Class A)(a)	161,650
200	Wyeth	7,202

		2,060,361

Professional Services 0.4%
1,800	Corporate Executive Board Co. (The)	41,508
1,500	Manpower, Inc.	47,220

		88,728

Real Estate Investment Trust 1.5%
9,800	Annaly Capital Management, Inc.	140,826
13,300	Brandywine Realty Trust	65,436
600	Capitalsource, Inc.	3,126
9,400	CBL & Associates Properties, Inc.	38,258
1,300	Developers Diversified Realty Corp.	6,240
3,600	Hospitality Properties Trust	41,256
1,300	Parkway Properties, Inc.	17,771
4,200	Pennsylvania Real Estate Investment Trust	18,900
1,600	ProLogis	6,128
2,000	SL Green Realty Corp.	37,920
3,700	Sunstone Hotel Investors, Inc.	17,649

		393,510

Road & Rail 1.8%
4,600	CSX Corp.	171,304
3,500	Norfolk Southern Corp.	173,145
2,200	Union Pacific Corp.	110,088

		454,537

Semiconductors & Semiconductor Equipment 4.3%
5,400	Analog Devices, Inc.	92,340
11,300	Broadcom Corp., (Class A)(a)	173,003
1,300	Cabot Microelectronics Corp.(a)	32,201
300	Cypress Semiconductor Corp.(a)	1,119
20,000	Intel Corp.	276,000
3,800	Intergrated Device Technologies, Inc.(a)	19,646
1,200	Intersil Corp.	10,872
1,800	LSI Corp.(a)	4,824
2,000	Micrel, Inc.	14,800
9,800	National Semiconductor Corp.	107,800
500	Pericom Semiconductor Corp.(a)	2,705
6,300	Silicon Laboratories, Inc.(a)	132,048
600	Skyworks Solutions, Inc.(a)	3,234
1,600	Teradyne, Inc.(a)	6,064
8,900	Texas Instruments, Inc.	138,573
8,600	Volterra Semiconductor Corp.(a)	64,328
2,100	Xilinx, Inc.	34,356

		1,113,913

Software 5.0%
6,800	Adobe Systems, Inc.(a)	157,488
100	Ansys, Inc.(a)	2,886
300	BMC Software, Inc.(a)	7,488
500	CA, Inc.	8,420
3,000	Factset Research Systems, Inc.	120,000
29,400	Microsoft Corp.	594,468
14,000	Symantec Corp.(a)	168,420
5,000	Synopsys, Inc.(a)	80,150
18,500	Wind River Systems, Inc.(a)	154,290

		1,293,610

Specialty Retail 1.5%
11,300	American Eagle Outfitters, Inc.	108,480
600	Buckle, Inc. (The)	11,316
5,200	Gap, Inc. (The)	67,704
4,000	Rent-A-Center, Inc.(a)	65,640
1,600	TJX Cos., Inc.	36,512
4,900	Urban Outfitters, Inc.(a)	89,033

		378,685

Textiles, Apparel & Luxury Goods 1.1%
9,600	Coach, Inc.(a)	171,840
5,200	Fgx International Holdings Ltd.(a)	53,352
8,500	Jones Apparel Group, Inc.	43,605
6,800	Liz Claiborne, Inc.	19,380

		288,177

Thrifts & Mortgage Finance 0.9%
12,500	Hudson City Bancorp, Inc.	208,875
1,700	Washington Federal, Inc.	28,713

		237,588

Tobacco 1.6%
6,400	Altria Group, Inc.	102,912
3,400	Philip Morris International, Inc.	143,344
3,900	Reynolds American, Inc.	160,212

		406,468

Trading Companies & Distributors 0.3%
400	Fastenal Co.	15,404
3,000	United Rental, Inc.(a)	24,210
2,800	WESCO International, Inc.(a)	41,412

		81,026

Water Utilities 0.2%
2,900	American Water Works Co.	58,812

Wireless Telecommunication Services 0.1%
7,800	Sprint Nextel Corp.	21,762

	Total long-term investments (cost $44,794,614)	30,421,535

SHORT-TERM INVESTMENTS 4.5%
Affiliated Money Market Mutual Fund 4.2%
1,078,381	Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $1,078,381)	1,078,381

Principal Amount
U.S. Treasury Security 0.3%
$75,000	United States Treasury Bill, .35%, 12/18/2008(c)(d) (cost $74,987)	74,999

	Total short-term investments (cost $1,153,368)	1,153,380

	Total investments, Before Securities Sold Short 122.3% (cost $45,947,982)(e)	31,574,915

Shares
SECURITIES SOLD SHORT (23.0)%
COMMON STOCKS
Air Freight & Logistics (0.6)%
400	C.H. Robinson Worldwide, Inc.	(20,432)
4,300	Expeditors International Washington, Inc.	(143,749)

		(164,181)

Airlines (0.3)%
7,700	AMR Corp.(a)	(67,606)

Auto Components
500	Goodyear Tire & Rubber Co.(The)(a)	(3,215)

Beverages (0.2)%
2,200	Central European Distribution Corp.(a)	(52,008)

Biotechnology (0.5)%
1,600	Amylin Pharmaceuticals, Inc.(a)	(11,856)
7,200	Biomarin Pharmaceutical, Inc.(a)	(122,616)

		(134,472)

Capital Markets (0.2)%
1,500	Lazard Ltd. (Class A)	(46,890)

Chemicals (0.5)%
500	International Flavors & Fragrances, Inc.	(15,270)
400	Monsanto Co.	(31,680)
3,700	Sensient Technologies Corp.	(88,948)

		(135,898)

Commercial Banks (0.3)%
1,575	Commerce Bancshares, Inc.	(69,001)

Commercial Services & Supplies (0.5)%
1,700	Avery Dennison Corp.	(52,870)
3,300	Iron Mountain, Inc.(a)	(71,709)

		(124,579)

Communications Equipment (0.8)%
4,800	CommScope, Inc.(a)	(54,192)
8,700	Polycom, Inc.(a)	(163,821)

		(218,013)

Construction & Engineering (0.5)%
1,900	Aecom Technology Corp.(a)	(50,331)
4,100	Quanta Services, Inc.(a)	(66,666)

		(116,997)

Containers & Packaging (0.2)%
1,900	Aptargroup, Inc.	(63,536)

Diversified Consumer Services (0.7)%
2,500	Hillenbrand, Inc.	(39,800)
1,500	Matthews International Corp.	(61,245)
7,600	Sotheby’s	(75,544)

		(176,589)

Electric Utilities (0.4)%
3,300	PPL Corp.	(111,837)

Electrical Equipment (0.5)%
600	First Solar, Inc.(a)	(74,904)
3,200	General Cable Corp.(a)	(52,832)

		(127,736)

Electronic Equipment & Instruments (0.6)%
1,900	Amphenol Corp. (Class A)	(44,118)
8,300	Molex, Inc.	(112,880)

		(156,998)

Energy Equipment & Services (0.8)%
1,900	Cameron International Corp.(a)	(40,090)
3,000	Exterran Holdings, Inc.(a)	(52,650)
13,200	Global Industries Ltd.(a)	(38,940)
400	National Oilwell Varco, Inc.(a)	(11,316)
800	Transocean, Inc.(a)	(53,504)

		(196,500)

Food & Staples Retailing (0.2)%
1,500	CVS Caremark Corp.	(43,395)

Gas Utilities (0.1)%
800	Nicor, Inc.	(32,624)

Healthcare Equipment & Supplies (0.1)%
400	Resmed, Inc.(a)	(14,536)

Healthcare Providers & Services (0.5)%
3,100	Henry Schein, Inc.(a)	(110,763)
600	Lincare Holdings, Inc.(a)	(14,358)

		(125,121)

Hotels, Restaurants & Leisure (0.6)%
6,060	Interval Leisure Group, Inc.(a)	(32,118)
3,800	Orient Express Hotels Ltd. (Class A)	(26,030)
6,400	Scientific Games Corp. (Class A)(a)	(96,064)

		(154,212)

Household Durables (0.8)%
2,600	Pulte Homes, Inc.	(27,690)
9,500	Toll Brothers, lnc.(a)	(189,335)

		(217,025)

Independent Power Producers & Energy Traders
1,100	Dynegy, Inc. (Class A)(a)	(2,453)

Insurance (0.9)%
2,500	Brown & Brown, Inc.	(49,750)
2,400	Fidelity National Financial, Inc.	(29,592)
3,000	First American Corp.	(72,060)
400	Mercury General Corp.	(18,196)
200	White Mountains Insurance Group Ltd.	(54,000)

		(223,598)

Internet & Catalog Retail (0.1)%
6,300	Ticketmaster Entertainment, Inc.(a)	(25,137)

IT Services (1.1)%
3,400	Affiliated Computer Services, Inc. (Class A)(a)	(137,530)
2,300	Cognizant Technology Solutions Corp.(a)	(44,160)
6,700	SRA International, Inc.(a)	(100,634)

		(282,324)

Life Sciences, Tools & Services (0.2)%
900	Millipore Corp.(a)	(45,594)
500	Pharmaceutical Product Development, Inc.	(13,170)

		(58,764)

Machinery (0.3)%
2,600	Ingersoll-Rand Co. (Class A)	(40,768)
2,600	Kennametal, Inc.	(48,620)

		(89,388)

Marine (0.1)%
900	Alexander & Baldwin, Inc.	(23,265)

Media (0.9)%
12,100	Clear Channel Outdoor Holdings, Inc. (Class A)(a)	(88,572)
1,800	News Corp. (Class A)	(14,220)
6,100	Time Warner Cable, Inc. (Class A)(a)	(123,830)

		(226,622)

Office Electronics (0.4)%
5,100	Zebra Technologies Corp. (Class A)(a)	(107,916)

Oil, Gas & Consumable Fuels (1.2)%
1,100	Cabot Oil & Gas Corp.	(32,967)
2,300	Foundation Coal Holdings, Inc.	(32,821)
5,300	Holly Corp.	(96,407)
2,700	Range Resources Corp.	(111,969)
3,100	SandRidge Energy, Inc.(a)	(27,466)
1,200	W&T Offshore, Inc.	(16,800)

		(318,430)

Paper & Forest Products (0.1)%
400	Weyerhaeuser Co.	(15,048)
Pharmaceuticals (0.1)%
2,700	Par Pharmaceutical Cos., Inc.(a)	(31,482)
200	Perrigo Co.	(6,882)

		(38,364)

Real Estate Investment Trust (1.4)%
800	Alexandria Real Estate Equities, Inc.	(35,424)
900	Essex Property Trust, Inc.	(77,823)
1,300	HCP, Inc.	(26,871)
1,200	Nationwide Health Properties, Inc.	(27,156)
2,100	Potlatch Corp.	(56,028)
1,500	Rayonier, Inc.	(50,100)
3,600	Ventas, Inc.	(82,728)

		(356,130)

Road & Rail (0.1)%
1,000	Kansas City Southern Industries, Inc.(a)	(21,920)

Semiconductors & Semiconductor Equipment (3.0)%
3,100	Applied Materials, Inc.	(29,698)
4,700	KLA-Tencor Corp.	(88,407)
5,000	Lam Research Corp.(a)	(101,000)
5,700	Linear Technology Corp.	(113,715)
28,900	Micron Technology, Inc.(a)	(79,186)
9,700	Novellus Systems, Inc.(a)	(120,183)
14,500	NVIDIA Corp.(a)	(108,315)
9,200	ON Semiconductor Corp.(a)	(26,864)
5,600	Varian Semiconductor Equipment(a)	(103,040)

		(770,408)

Software (1.0)%
1,600	Electronic Arts, Inc.(a)	(30,496)
11,900	Macrovision Solutions Corp.(a)	(139,944)
9,400	Red Hat, Inc.(a)	(86,950)

		(257,390)

Specialty Retail (0.9)%
2,900	Gamestop Corp. (Class A)(a)	(63,365)

6,600	O’Reilly Automotive, Inc.(a)	(172,062)

		(235,427)

Textiles, Apparel & Luxury Goods (0.4)%
7,400	Hanesbrands, Inc.(a)	(95,608)

Wireless Telecommunication Services (0.9)%
11,300	MetroPCS Communications, Inc.(a)	(165,432)
3,500	Nii Holdings, Inc.(a)	(68,040)

		(233,472)

	Total securities sold short (cost $10,190,005)	(5,934,633)

	Total Investments, Net of Securities Sold Short 99.3% (cost $35,757,977)	25,640,282
	Other assets in excess of liabilities(f) 0.7%	168,365

	Net Assets 100.0%	$25,808,647

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	Percentage quoted represents yield-to-maturity as of purchase date.
(d)	Security segregated as collateral for future contracts.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$46,016,208	$317,938	$(14,759,231)	$(14,441,293)	$4,255,372	$(10,185,921)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales. Other cost basis adjustments are primarily attributable to appreciation on short sales.

(f)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2008:

Number of Contracts	Type	Expiration Date	Value at November 30, 2008	Value at Trade Date	Unrealized Depreciation
	Long Position:
24	Russell 1000 Mini	Dec. 08	$1,154,400	$1,157,450	$(3,050)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$31,499,916	$(3,050)
Level 1 - Quoted Prices - Short	(5,934,633)
Level 2 - Other Significant Observable Inputs	74,999	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$25,640,282	$(3,050)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and November 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with an Adviser to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with an Adviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Short Sales: The Dryden US Active Extension Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange,

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Jennison Value Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Portfolios invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Portfolios

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.